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                             SSgA FUNDS

                  SUPPLEMENT DATED FEBRUARY 15, 2002

                             SSgA FUNDS
         PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
                       DATED DECEMBER 28, 2001

Effective March 1, 2002, the distributor of the SSgA Funds will be State Street Global Markets, LLC. Therefore, beginning March 1, 2002, the defined term "Distributor" in each Prospectus and Statement of Additional Information shall mean State Street Global Markets, LLC.

The following information contained in each Fund's Prospectus and Statement of Additional Information is hereby amended as follows:

PROSPECTUSES

The paragraph entitled "Distribution and Eligible Investors" under the section "Shareholder Information -- Purchase of Fund Shares" is hereby replaced in its entirety with the following:

       DISTRIBUTION AND ELIGIBLE INVESTORS. Shares of the funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.

The information with respect to contacting the Distributor for additional information about a fund is hereby replaced with the following. All other information on the back cover page under the section "Additional Information About the Fund" remains the same:

       To request an SAI, annual or semi-annual report, other information about the fund or to make any shareholder inquiry, please contact the fund at:

                     State Street Global Markets, LLC
                        One International Place
                      Boston, Massachusetts 02110
                             1-800-997-7327

STATEMENTS OF ADDITIONAL INFORMATION

The section entitled "Distributor" under the section "Investment
Advisory and Other Services" is hereby replaced in its entirety as follows:

       State Street Global Markets, LLC (the Distributor) serves as the distributor of fund shares pursuant to a Distribution Agreement dated March 1, 2002 ("Distribution Agreement"). The Distributor is a

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       wholly owned subsidiary of State Street Corporation.  The
       Distributor's mailing address is One International Place, Boston,
       MA 02110.

The first sentence under "Pricing of Fund Shares" is hereby replaced by the following. All other information with respect to pricing in each Statement of Additional Information remains the same:

       Shares of the funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.